Commitments and Contingencies-Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Import Export Duties [Member]	Jun. 30, 2012 Ocean Rig Corcovado [Member]
Legal Matters and Contingencies [Line Items]
Payments for legal settlements			$ 6,100
Insurance Recoveries	$ 24,640	$ 0		$ 24,640